Note 21 - Advertising Expenses (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Advertising Expense	¥ 1,459,747	¥ 953,632	¥ 815,439